Related Party Transactions - Additional Information (Detail)									1 Months Ended		3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2015 USD ($) Agreement	Nov. 30, 2014 shares	Nov. 01, 2014 USD ($) shares	Oct. 17, 2014 USD ($) Agreement	Sep. 08, 2014 shares	Aug. 15, 2014 USD ($)	Jul. 21, 2014 USD ($)	Jan. 01, 2012 USD ($) shares	Oct. 31, 2014 shares	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) shares	Sep. 30, 2014 shares	Sep. 30, 2015 USD ($)	Dec. 31, 2014 USD ($) NotesPayable	Dec. 31, 2013 USD ($) NotesPayable	Dec. 31, 2012 USD ($)	Jun. 30, 2014 USD ($)	Mar. 28, 2014 USD ($)	Oct. 28, 2013 USD ($)	Sep. 20, 2013 USD ($)
Related Party Transactions [Line Items]
Notes Payable, Related Parties, Current											$ 678,877			$ 678,877	$ 111,794
Escrow Deposit	$ 15,000										400,476		$ 15,000	400,476
Number of real estate purchase agreements on which escrow deposits paid | Agreement	1
Stock Issued During Period, Shares, Share-based Compensation, Gross (in Shares) | shares					346,875
Contribution from related parties															810,000	$ 561,000
Deposits and other assets	$ 140,212										$ 104,726		$ 140,212	$ 104,726	98,726
Restricted Stock Units (RSUs) [Member]
Related Party Transactions [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted (in Shares) | shares									50,000			70,000
Additional Award [Member] | Restricted Stock Units (RSUs) [Member]
Related Party Transactions [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted (in Shares) | shares												20,000
Territory Rights Agreement [Member]
Related Party Transactions [Line Items]
Deposits and other assets																		$ 500,000
Agreement term													5 years
Revenue recognition period													5 years
Deferred revenue	$ 350,000												$ 350,000
Investor [Member]
Related Party Transactions [Line Items]
Notes Payable, Related Parties, Current																94,000
Debt Instrument, Face Amount																$ 125,000
Debt Instrument, Interest Rate, Stated Percentage																0.00%
Debt Instrument, Maturity Date, Description																due on demand
Affiliated Entity [Member]
Related Party Transactions [Line Items]
Manufacturing Costs															480,000	$ 510,000
Escrow Deposit				$ 190,400
Affiliated Entity [Member] | PVM International Inc. (PVMI) [Member]
Related Party Transactions [Line Items]
Notes Payable, Related Parties, Current																$ 775,038
Debt Instrument, Face Amount								$ 1,000,000
Debt Instrument, Interest Rate, Stated Percentage								10.00%
Debt Instrument, Maturity Date, Description								due on demand
Equity Method Investment, Ownership Percentage								100.00%			100.00%			100.00%
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares) | shares								4,000,000
Debt Instrument, Collateral								secured with 1,000,000 shares of the Company's common stock
Number of Promissory Notes | NotesPayable														4
Due to Related Parties, Current											$ 388,477			$ 388,477			$ 284,488
Number of real estate purchase agreements on which escrow deposits paid | Agreement				8
Repayments of Related Party Debt							$ 75,000
Percentage of ownership by co-founder														100.00%
Affiliated Entity [Member] | PVM International Inc. (PVMI) [Member] | Note Payable #1 [Member]
Related Party Transactions [Line Items]
Debt Instrument, Face Amount											250,000			$ 250,000
Affiliated Entity [Member] | PVM International Inc. (PVMI) [Member] | Note Payable #2 [Member]
Related Party Transactions [Line Items]
Debt Instrument, Face Amount											100,000			100,000
Affiliated Entity [Member] | PVM International Inc. (PVMI) [Member] | Note Payable #3 [Member]
Related Party Transactions [Line Items]
Debt Instrument, Face Amount											500,000			500,000
Affiliated Entity [Member] | PVM International Inc. (PVMI) [Member] | Note Payable #4 [Member]
Related Party Transactions [Line Items]
Debt Instrument, Face Amount											$ 375,000			$ 375,000
Affiliated Entity [Member] | Kind Clinics, LLC [Member]
Related Party Transactions [Line Items]
Equity Method Investment, Ownership Percentage																100.00%
Related Party Transaction, Amounts of Transaction																$ 113,613
Affiliated Entity [Member] | Vincent Chase Inc. [Member]
Related Party Transactions [Line Items]
Debt Instrument, Face Amount						$ 100,000													$ 100,000	$ 150,000
Debt Instrument, Interest Rate, Stated Percentage						0.00%
Debt Instrument, Maturity Date, Description						payable on demand
Equity Method Investment, Ownership Percentage											100.00%			100.00%
Related Party Transaction, Amounts of Transaction														$ 168,625	$ 262,500	$ 230,706
Number of Promissory Notes | NotesPayable															2
Due to Related Parties, Current															$ 111,794
Affiliated Entity [Member] | Dr. Bruce Consulting [Member]
Related Party Transactions [Line Items]
Equity Method Investment, Ownership Percentage											100.00%			100.00%
Related Party Transaction, Amounts of Transaction										$ 500,000				$ 43,750	$ 133,991
Former Chief Executive Officer [Member]
Related Party Transactions [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross (in Shares) | shares											20,000
Stock Issued During Period, Value, Share-based Compensation, Forfeited			$ 20,000
Former Chief Executive Officer [Member] | Restricted Stock Units (RSUs) [Member]
Related Party Transactions [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted (in Shares) | shares		50,000	70,000
Former Chief Executive Officer [Member] | Additional Award [Member] | Restricted Stock Units (RSUs) [Member]
Related Party Transactions [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted (in Shares) | shares			20,000
Related Party And Shareholder [Member]
Related Party Transactions [Line Items]
Related Party Transaction, Amounts of Transaction														150,000
Deposits and other assets											$ 400,000			$ 400,000				$ 500,000
Agreement term														5 years
Revenue recognition period														5 years